Mar. 31, 2024
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)	0.74%	0.74%	0.74%	0.74%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(2)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.31%	1.06%	0.96%	0.81%
Less Fee Waivers(1)	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Net Annual Fund Operating Expenses	0.82%	0.57%	0.47%	0.32%
(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2025).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$84	$367	$671	$1,536
Class I	$58	$288	$537	$1,250
Class Y-2	$48	$257	$483	$1,133
Class Y-3	$33	$210	$401	$956

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign issuers. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash, or cash equivalents. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund reasonably anticipates that under normal circumstances it will invest significantly in a broad range of countries, which will typically be countries classified by MSCI as developed markets, and that approximately 25%-60% of its assets will be invested in equity securities of foreign issuers. In addition, the Fund may invest up to 15% of its net assets in cash, cash equivalents or cash-like investments. The Fund invests in large, medium and small capitalization companies. The Fund will seek to achieve its investment objective by investing in securities of issuers with certain characteristics that, collectively, are expected to generate lower volatility relative to the global equity market as represented by the MSCI World Index. Such characteristics may include, but are not limited to, lower beta compared to broad equity markets, higher earnings stability, higher return on equity, low debt to equity ratios, and higher earnings growth stability.

Stock index futures and various types of swaps may be used to implement the equity security selection component of the Fund’s investment strategy. Currency forwards may be used to make stock-selection and country allocation decisions independently of the underlying currency. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Certain subadvisers may employ a systematic and quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI World Index. The Fund’s average annual returns over time are also compared to a secondary blended benchmark consisting of 70% MSCI World Minimum Volatility Index and 30% MSCI World Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on June 27, 2023 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Acadian Asset Management LLC assumed responsibility for managing a portion of the Fund’s portfolio on October 12, 2012. Martingale Asset Management, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on February 23, 2015. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. Veritas Asset Management LLP assumed responsibility for managing a portion of the Fund’s portfolio on December 10, 2018. Ninety One North America, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2021.

The Fund’s calendar year-to-date return as of June 30, 2024 was 6.91%.

The Fund’s highest return for a quarter during the period shown above was 12.99%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the period shown above was -18.20%, for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2023
	1 Year	5 Years	10 Years
Mercer Global Low Volatility Equity Fund – Class Y-3 Shares
Return Before Taxes	16.58%	10.03%	8.06%
Return After Taxes on Distributions	15.42%	8.04%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	7.54%	5.99%

MSCI World Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))	23.79%	12.80%	8.60%
Secondary Index(2)	12.68%	9.21%	8.22%
(1)	The Fund’s primary benchmark index, the MSCI World Index, measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The index is unmanaged and cannot be invested in directly.

(2)	The Fund’s secondary benchmark index is a blended benchmark consisting of 70% MSCI World Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) and 30% MSCI World Index (reflects no deduction for fees, expenses or taxes (other than assumed dividend tax)). The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.